Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Shareholder transaction reserve [Member]	Translation reserve [Member]	Capital reserve [Member]	Accumulated profit/(loss) [Member]	Total Equity Attributable to Kenon shareholders [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2016	$ 1,267,450	$ 26,559	$ (21,745)	$ 11,575	$ (602,598)	$ 681,241	$ 212,963	$ 894,204
Transactions with owners, recognised directly in equity, Contributions by and distributions to owners
Share-based payment transactions	(240)			748		508	449	957
Dividend declared and paid to holders of non-controlling interests in subsidiaries							(33,848)	(33,848)
Cash distribution to non-controlling interests in subsidiaries							(13,805)	(13,805)
Fair value of shareholder loan		(23,019)				(23,019)		(23,019)
Total contributions by and distributions to owners	(240)	(23,019)		748		(22,511)	(47,204)	(69,715)
Changes in ownership interests in subsidiaries
Sale of colombian assets							(8,890)	(8,890)
Non-controlling interests in respect of business combination							(50)	(50)
Sale of subsidiaries - Latin America and Caribbean businesses			(5,650)	2,045		(3,605)	(170,513)	(174,118)
Dilution of investment in subsidiary			299	(4,691)	62,210	57,818	42,550	100,368
Total changes in ownership interests in subsidiaries			(5,351)	(2,646)	62,210	54,213	(136,903)	(82,690)
Total comprehensive income for the year
Net profit for the year					236,590	236,590	31,530	268,120
Other comprehensive income/(loss) for the year, net of tax			25,504	9,620	(1,539)	33,585	7,843	41,428
Total comprehensive income for the year			25,504	9,620	235,051	270,175	39,373	309,548
Balance at Dec. 31, 2017	1,267,210	3,540	(1,592)	19,297	(305,337)	983,118	68,229	1,051,347
Transactions with owners, recognised directly in equity, Contributions by and distributions to owners
Share-based payment transactions				1,411		1,411	403	1,814
Cash distribution to owners of the Company	(664,760)					(664,760)		(664,760)
Dividend to holders of non-controlling interests in subsidiaries							(8,219)	(8,219)
Dividends declared and paid					(100,118)	(100,118)		(100,118)
Transactions with controlling shareholder		(3,540)				(3,540)		(3,540)
Total contributions by and distributions to owners	(664,760)	(3,540)		1,411	(100,118)	(767,007)	(7,816)	(774,823)
Changes in ownership interests in subsidiaries
Acquisition of non-controlling interests without a change in control					336	336	4	340
Acquisition of subsidiary with non-controlling interests							207	207
Total changes in ownership interests in subsidiaries					336	336	211	547
Total comprehensive income for the year
Net profit for the year					434,213	434,213	10,625	444,838
Other comprehensive income/(loss) for the year, net of tax			2,394	(3,854)	(177)	(1,637)	(4,554)	(6,191)
Total comprehensive income for the year			2,394	(3,854)	434,036	432,576	6,071	438,647
Balance at Dec. 31, 2018	602,450		802	16,854	28,917	649,023	66,695	715,718
Transactions with owners, recognised directly in equity, Contributions by and distributions to owners
Share-based payment transactions				1,222		1,222	324	1,546
Dividends declared and paid					(65,169)	(65,169)	(33,123)	(98,292)
Total contributions by and distributions to owners				1,222	(65,169)	(63,947)	(32,799)	(96,746)
Changes in ownership interests in subsidiaries
Sale of subsidiary							299	299
Dilution of investment in subsidiary					41,863	41,863	34,537	76,400
Acquisition of non-controlling interests without a change in control				(1,234)		(1,234)	(450)	(1,684)
Total changes in ownership interests in subsidiaries				(1,234)	41,863	40,629	34,386	75,015
Total comprehensive income for the year
Net profit for the year					(13,359)	(13,359)	15,801	2,442
Other comprehensive income/(loss) for the year, net of tax			17,087	(2,880)	(3,201)	11,006	4,353	15,359
Total comprehensive income for the year			17,087	(2,880)	(16,560)	(2,353)	20,154	17,801
Balance at Dec. 31, 2019	$ 602,450		$ 17,889	$ 13,962	$ (10,949)	$ 623,352	$ 88,436	$ 711,788